Expense Example	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	552	814	1,095	1,896	283	612	1,068	2,330	82	303	542	1,228	532	763	1,013	1,728	262	561	985	2,168	111	406	723	1,622	60	250	455	1,047